Consolidated Statements of Comprehensive Income (Loss) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Consolidated Statements of Comprehensive Income (Loss)
Net income	¥ 61,108	¥ 47,908	¥ 54,735
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(26,382)	8,250	(61,832)
Unrealized gains (losses) on securities	(5,125)	11,761	(26,283)
Unrealized gains (losses) on derivatives	804	556	(1,512)
Pension liability adjustments	(3,080)	9,808	(13,945)
Total other comprehensive income (loss)	(33,783)	30,375	(103,572)
Comprehensive income (loss)	27,325	78,283	(48,837)
Less: Comprehensive income (loss) attributable to noncontrolling interests	3,213	7,528	(3,540)
Comprehensive income (loss) attributable to Kubota Corporation	¥ 24,112	¥ 70,755	¥ (45,297)